IMPAIRMENT OF NON-CURRENT ASSETS (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Impairment of long-term assets:
Number of vessels | vessel	9
Impairment charge	$ 0	$ 0	$ 1,706,000
Vessels, Net	3,271,379,000	$ 2,077,059,000
Equity method investment, other than temporary impairment	149,400,000
Golar Arctic
Impairment of long-term assets:
Impairment charge	0
Market value	76,750,000
Vessels, Net	134,400,000
Deficit	57,650,000
Golar Seal
Impairment of long-term assets:
Market value	178,750,000
Vessels, Net	179,000,000
Deficit	250,000
Golar Bear
Impairment of long-term assets:
Market value	182,000,000
Vessels, Net	183,900,000
Deficit	1,900,000
Golar Frost
Impairment of long-term assets:
Market value	182,000,000
Vessels, Net	187,700,000
Deficit	5,700,000
Golar Viking
Impairment of long-term assets:
Market value	78,250,000
Vessels, Net	112,300,000
Deficit	34,050,000
Golar Glacier
Impairment of long-term assets:
Market value	182,500,000
Vessels, Net	183,500,000
Deficit	1,000,000
Golar Snow
Impairment of long-term assets:
Market value	184,500,000
Vessels, Net	191,800,000
Deficit	7,300,000
Golar Ice
Impairment of long-term assets:
Market value	184,000,000
Vessels, Net	192,000,000
Deficit	8,000,000
Golar Kelvin
Impairment of long-term assets:
Market value	183,500,000
Vessels, Net	185,600,000
Deficit	$ 2,100,000